Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	96 Months Ended	117 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000194063
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	1.51%	4.91%	3.63%
C000194065
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000194066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000241878
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	2.73%	10.36%		9.29%
C000241877
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000241880
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(6.10%)	4.95%			6.93%
C000241881
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	(2.57%)	5.29%			6.71%
C000241879
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
Without Sales Load [Member] | C000194063
Average Annual Return [Line Items]
Average Annual Return, Percent	4.91%	5.60%	4.07%
Without Sales Load [Member] | C000194065
Average Annual Return [Line Items]
Average Annual Return, Percent	5.16%	5.86%	4.31%
Without Sales Load [Member] | C000194066
Average Annual Return [Line Items]
Average Annual Return, Percent	5.14%	5.86%	4.30%
Without Sales Load [Member] | C000241878
Average Annual Return [Line Items]
Average Annual Return, Percent	8.44%	11.56%		9.88%
Without Sales Load [Member] | C000241877
Average Annual Return [Line Items]
Average Annual Return, Percent	8.66%	11.70%		9.96%
Without Sales Load [Member] | C000241880
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.91%)	6.09%			7.52%
Without Sales Load [Member] | C000241881
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.66%)	5.29%			6.71%
Without Sales Load [Member] | C000241879
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.66%)	6.35%			7.79%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	1.95%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	1.95%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	3.40%	0.08%	1.95%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.40%		12.15%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.40%		12.15%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.40%			12.42%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.40%			12.42%
EATON VANCE Index: MSCI World
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%	14.40%			12.42%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	7.00%	6.96%	5.48%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	7.00%	6.96%	5.48%
EATON VANCE Index: Morningstar® LSTA® US Leveraged Loan IndexSM
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Morningstar<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> LSTA<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> US Leveraged Loan Index℠
Average Annual Return, Percent	7.00%	6.96%	5.48%
EATON VANCE Index: MSCI World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Average Annual Return, Percent	13.57%	11.19%			9.56%
EATON VANCE Index: MSCI World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Average Annual Return, Percent	13.57%	11.19%			9.56%
EATON VANCE Index: MSCI World Small Cap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Small Cap Index
Average Annual Return, Percent	13.57%	11.19%			9.56%